Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade and Other Receivables	TRADE AND OTHER RECEIVABLES
Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Trade receivables, net	207	793	57
Research tax credit	9,585	7,911	5,282
Social security costs receivables	5	24	4
VAT receivables	1,814	2,766	1,038
Grants receivables	3	3	5
Other receivables	420	422	852
TOTAL	12,033	11,919	7,239

Trade and other receivables - Current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Trade receivables, net	207	793	57
Research tax credit	9,585	7,911	5,282
Social security costs receivables	5	24	4
VAT receivables	1,814	2,766	1,038
Grants receivables	3	3	3
Other receivables	420	422	852
TOTAL	12,033	11,919	7,236

Trade and other receivables - Non-current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Trade receivables, net	—	—	—
Research tax credit	—	—	—
Social security costs receivables	—	—	—
VAT receivables	—	—	—
Grants receivables	—	—	3
Other receivables	—	—	—
TOTAL	—	—	3
Trade receivables, net : See Note 19 "Operating Income”
Research tax credit
The research tax credit due for 2019, amounting to €9,585, was received in June 2020.
The research tax credit due for 2020, amounting to €7,911, was received in October 2021.
The research tax credit receivable for the year 2021 amounts to €5,282.
VAT receivables
The VAT receivable amounted to €1,038 at December 31, 2021.
The last VAT receivable due for 2021 was received in January 2022.
In comparison, the VAT receivable amount of €2,766 recognized at December 31, 2020 was notably due to an audit on the basis of documents, by the French revenue services, of the VAT refund requests started in August 2020, which as a consequence, increased the time for a refund from the French revenue services. This audit was completed in 2021 and the Company received €2,766 in 2021.
Other receivables
The line item “other receivables” primarily consists of credit notes from suppliers for €€752, €406, and €408 respectively as of December 31, 2021, December 31, 2020 and December 31, 2019.